Preferred Stock - Additional Information (Detail) (USD $)	Dec. 31, 2012	Mar. 31, 2012	Mar. 31, 2011
Class of Stock [Line Items]
Preferred stock, shares authorized	5,000,000	6,455,531	6,455,531
Preferred stock par value	$ 0.001	$ 0.001	$ 0.001